Financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Carrying amount	R$ 40,142,347	R$ 25,258,297
Fair value	7,320,959
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	40,142,347	25,258,297
Fair value	R$ 40,376,452	R$ 26,362,590